Income Taxes:	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 7 – Income Taxes:

The Company incurred a net operating loss for income tax purposes of $19,603,623 for the period from October 31, 2012 (inception) through September 30, 2014. This amount is available for carryforward for use in offsetting taxable income of future years through 2033. The net operating loss carryforward resulted in a deferred tax asset of $6,665,231 at September 30, 2014, which is reduced to zero by an offsetting valuation allowance. As a result, there is no provision for income taxes.

Note 5 – Income Taxes:

The Company incurred a net operating loss for income tax purposes of $9,027,197 for the period from October 31, 2012 (inception) through December 31, 2013. This amount is available for carry forward for use in offsetting taxable income of future years through 2032. The net operating loss carry forward resulted in a deferred tax asset of $3,069,247 at December 31, 2013, which is reduced to zero by an offsetting valuation allowance. As a result, there is no provision for income taxes.

Availability and utilization of the net operating loss carry forward may be limited due to changes in control.